Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of Registrant [Abstract]
CONDENSED FINANCIAL INFORMATION OF REGISTRANT

NOTE 26 — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

	December 31, 2024	December 31, 2023
Assets
Assets:
Cash and cash equivalents	$1,033	$1,147
Investment in consolidated subsidiaries	1,095,523	2,002,325
Other assets	19,903	52,153
Total assets	$1,116,459	$2,055,625

Liabilities and Stockholders’ Equity (Deficit)
Liabilities:
Accounts payable, accrued expenses and other liabilities	$71,539	$77,558
Dividends payable	2,534	18,929
Senior notes payable, net	1,530,561	1,668,021
Total liabilities	1,604,634	1,764,508
Total stockholders’ equity (deficit)	(488,175)	291,117
Total liabilities and stockholders’ equity (deficit)	$1,116,459	$2,055,625
	Year Ended December 31,
	2024	2023
Revenues	$3,642	$17,066
Operating expenses:
Selling, general and administrative expenses	48,896	40,053
Total operating expenses	48,896	40,053
Operating loss	(45,254)	(22,987)
Other income (expense):
Interest and dividend income	7	201
Interest expense	(92,657)	(103,212)
Gain on sale of discontinued operations	2,277	—
Gain on extinguishment of debt	120	—
Loss before income taxes	(135,507)	(125,998)
(Provision for) benefit from income taxes	(54,636)	32,192
Loss before income in equity investees	(190,143)	(93,806)
Equity in loss of subsidiaries	(574,131)	(6,104)
Net loss	(764,274)	(99,910)
Other comprehensive (loss) income	(6,798)	2,699
Comprehensive loss	$(771,072)	$(97,211)
	Year Ended December 31,
	2024	2023
Cash flows from operating activities:
Net loss	$(764,274)	$(99,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in net loss of subsidiaries	574,131	6,104
Share-based compensation	7,746	16,241
Non-cash interest and other	4,162	5,228
Depreciation and amortization	382	606
Gain on extinguishment of debt	(120)	—
Change in operating assets and liabilities:
Other assets	102,225	7,994
Accounts payable, accrued expenses and other liabilities	(3,486)	22,562
Other liabilities	(2,533)	(2,268)
Net cash used in operating activities	(81,767)	(43,443)
Cash flows from investing activities:
Contributions to subsidiaries	(7,500)	(392,984)
Distributions from subsidiaries	274,000	580,000
Net cash provided by investing activities	266,500	187,016
Cash flows from financing activities:
Proceeds from issuance of senior notes	—	185
Redemption of senior notes	(140,491)	(58,924)
Payment of debt issuance and offering costs	—	(714)
ESPP and payment of employment taxes on vesting of restricted stock	(3,218)	(7,591)
Common dividends paid	(33,731)	(141,099)
Preferred dividends paid	(8,060)	(8,057)
Repurchase of common stock	—	(69,479)
Proceeds from issuance of common stock	—	115,000
Proceeds from issuance of preferred stock	—	467
Proceeds from exercise of warrants	653	—
Net cash used in financing activities	(184,847)	(170,212)
Decrease in cash, cash equivalents and restricted cash	(114)	(26,639)
Cash, cash equivalents and restricted cash, beginning of year	1,147	27,786
Cash, cash equivalents and restricted cash, end of year	$1,033	$1,147

NOTE 1 — BASIS OF PRESENTATION

The accompanying condensed financial statements for BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) (the “Parent Company”) summarize the results of operations and cash flows of the Parent Company for the years ended December 31, 2024 and 2023 and the financial position as of December 31, 2024 and 2023.

The condensed financial statements of the Parent Company have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of the Parent Company (as defined in Rule 4-08(e)(3) of Regulation S-X) exceed 25% of the consolidated net assets of the Company. The ability of the Parent Company’s operating subsidiaries to pay dividends may be restricted due to the terms of the Nomura Credit Agreement.

In these statements, the Parent Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date the Parent Company began consolidating them. The Parent Company’s share of net income of its unconsolidated subsidiaries is included in consolidated income using the equity method. The Parent Company financial statements should be read in conjunction with the consolidated financial statements of BRC Group Holdings, Inc. (f/k/a B. Riley Financial) and subsidiaries for the corresponding years.

NOTE 2 — TRANSACTIONS WITH SUBSIDIARIES

During the years ended December 31, 2024 and 2023, distributions from subsidiaries to the Parent Company were $274,000 and $580,000, respectively, and contributions from the Parent Company to its subsidiaries were $7,500 and $392,984, respectively. The Parent Company maintains most of its cash and cash equivalents at its wholly owned subsidiaries to maximize returns on investments. Distributions from subsidiaries to the Parent Company are primarily to fund periodic investments that are made at the Parent Company or to fund debt service and interest costs on the senior notes, common stock and preferred stock dividends, and repurchases of common stock or other Parent Company securities. Contributions from the Parent Company to its subsidiaries are primarily made to fund acquisitions and investments that are made at the subsidiary level.